July 1, 2013

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price California Tax-Free Income Trust
  California Tax-Free Bond Fund
  California Tax-Free Money Fund
 File Nos.: 033-08093/811-4525

 T. Rowe Price Multi-Sector Account Portfolios, Inc.
  T. Rowe Price Floating Rate Multi-Sector Account Portfolio
  T. Rowe Price High Yield Multi-Sector Account Portfolio
  T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
  T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
 File Nos.: 333-178660/811-22620

 T. Rowe Price State Tax-Free Income Trust
  Georgia Tax-Free Bond Fund
  Maryland Short-Term Tax-Free Bond Fund
  Maryland Tax-Free Bond Fund
  Maryland Tax-Free Money Fund
  New Jersey Tax-Free Bond Fund
  New York Tax-Free Bond Fund
  New York Tax-Free Money Fund
  Virginia Tax-Free Bond Fund
 File Nos.: 033-06533/811-4521

 T. Rowe Price Tax-Efficient Funds, Inc.
  T. Rowe Price Tax-Efficient Equity Fund
 File Nos.: 333-26441/811-08207

 T. Rowe Price Tax-Exempt Money Fund, Inc.
 File Nos.: 002-67029/811-3055

 T. Rowe Price Tax-Free High Yield Fund, Inc.
  T. Rowe Price Tax-Free High Yield Fund–Advisor Class
 File Nos.: 002-94641/811-4163
 T. Rowe Price Tax-Free Income Fund, Inc.
  T. Rowe Price Tax-Free Income Fund–Advisor Class
 File Nos.: 002-57265/811-2684

 T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
  T. Rowe Price Tax-Free Short-Intermediate Fund–Advisor Class
  T. Rowe Price Tax-Free Ultra Short-Term Bond Fund
 File Nos.: 002-87059/811-3872

Dear Ms. O’Neal-Johnson:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on June 27, 2013.

The prospectuses and SAI went effective automatically on July 1, 2013.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman